CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment, accumulated depreciation	$ 99,500	$ 88,205	$ 69,299
Note payable to a related party, discount	$ 0	$ 0	$ 73,885
Preferred stock, no par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	33,063,557	32,099,840	28,555,400
Common stock, shares outstanding	33,031,385	32,067,668	28,523,228
Treasury stock, shares	32,172	32,172	32,172